Deferred Tax Assets And Deferred Tax Liabilities - Summary of Deferred Tax Assets (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Deferred Tax Assets Gross [Line Items]
Deferred Tax Assets Gross	¥ 7,333,375	¥ 5,438,023
Provision for asset impairments [Member]
Disclosure Of Deferred Tax Assets Gross [Line Items]
Deferred Tax Assets Gross	2,438,417	1,303,345
Deductible tax losses [Member]
Disclosure Of Deferred Tax Assets Gross [Line Items]
Deferred Tax Assets Gross	1,876,671	217,501
Guarantee liabilities [Member]
Disclosure Of Deferred Tax Assets Gross [Line Items]
Deferred Tax Assets Gross	1,046,383	1,440,842
Revenue recognition differences between accounting and tax book [Member]
Disclosure Of Deferred Tax Assets Gross [Line Items]
Deferred Tax Assets Gross	818,420	1,252,255
Employee benefit payables [Member]
Disclosure Of Deferred Tax Assets Gross [Line Items]
Deferred Tax Assets Gross	567,697	483,747
Accrued expenses and provisions [Member]
Disclosure Of Deferred Tax Assets Gross [Line Items]
Deferred Tax Assets Gross	261,614	357,300
Changes in fair value [Member]
Disclosure Of Deferred Tax Assets Gross [Line Items]
Deferred Tax Assets Gross	218,892	170,471
Lease liabilities [Member]
Disclosure Of Deferred Tax Assets Gross [Line Items]
Deferred Tax Assets Gross	96,674	187,202
Others [Member]
Disclosure Of Deferred Tax Assets Gross [Line Items]
Deferred Tax Assets Gross	¥ 8,607	¥ 25,360